TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

13.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowance for doubtful accounts of $5.8 million (2017: $6.0 million). Movements in the allowance for doubtful accounts in the three years ended December 31, 2018 is summarized as follows;

(in thousands of $)
Balance at December 31, 2015	1,678
Additions charged to income	4,492
Balance at December 31, 2016	6,170
Deductions credited to income	(172)
Balance at December 31, 2017	5,998
Deductions credited to income	(203)
Balance at December 31, 2018	5,795